UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05407

Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:(800) 342-5828

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Unitholders is attached herewith.

Money Market Portfolio

Ultra-Short Duration Government Portfolio

Short Duration Portfolio

Semi-Annual Report

February 29, 2012

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling I-800-SEC-0330.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

An investment in the TCU Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust. Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Credit unions reported outstanding results in 2011 with strong growth in membership, a new high in national share of the first mortgage market, record loan originations in the fourth quarter, and the largest contribution to capital ever. More importantly, member relationships continue to expand with a record number of checking accounts opened and the average loan and share balance on the rise.

The credit union investment portfolio topped $356 billion at the end of 2011 as members continued to direct new savings to their credit unions. Investment yields fell during the year, and the Federal Reserve stated its expectation of maintaining historically low rates until late 2014. Credit unions have extended their portfolio maturities, yet nearly half of all investments mature in less than one year.

The growing credit union investment portfolio underscores the need for credit union designed and led investment options. Trust for Credit Unions’ (“TCU”) 25-year history is a reflection of the relevance of such an alternative to the industry.

The TCU family of mutual funds is designed so that investors can utilize a duration profile that meets their balance sheet objectives. The three Portfolios complement each other with different objectives and duration targets, while each provides daily pricing and same-day or next-day liquidity. Investors can see the effect of combining the three portfolios to meet their needs by using the Yield Optimizer tool, available at www.TrustCU.com.

The TCU Money Market Portfolio’s yield has been affected by the Federal Reserve’s interest rate policies. The standardized 7-day current and effective yields, with fee waivers, on the Money Market Portfolio as of February 29, 2012 were 0.02%.

The Ultra-Short Duration and Short Duration Portfolios are important options for many credit unions looking to hold longer duration investments. The cumulative total return was 0.19% for the Ultra-Short Duration and 0.42% for the Short Duration for the 6-month period ended February 29, 2012.

Please visit our website, www.TrustCU.com, for the most current information on the portfolios, including performance and portfolio holdings. We appreciate your investment in Trust for Credit Unions. Let us know if there are other ways in which we can help complement your credit union’s investment strategy.

Sincerely,

Charles W. Filson

President

Callahan Financial Services, Inc.

and Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU MONEY MARKET PORTFOLIO

Investment Objective

The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 29, 2012, the MMP had a one-year simple average yield of 0.02%. This compared to the 0.05% simple average yield for the iMoneyNet First Tier -Institutional Only Average for the same period.

As of February 29, 2012, the Portfolio had standardized 7-day current and effective yields, with fee waivers, of 0.02%. As of that date, the Portfolio’s standardized 7-day current and effective yields, without fee waivers, would have been -0.28%. The standardized 7-day current and effective yields are calculated in accordance with industry regulations and do not include capital gains. The standardized 7-day current yield may differ slightly from the actual distribution rate because of the exclusion of distributed capital gains, which are non-recurring. The standardized 7-day effective yield assumes reinvestment of all dividends.

The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Portfolio. Unless otherwise noted, performance reflects fee waivers in effect. In their absence, performance would be reduced.

Q. How did you manage the Portfolio during the Reporting Period?

Because the targeted federal funds rate was near zero, money market yields were anchored near the same level, with little difference between different maturities. As a result, we focused on preservation of capital and daily liquidity.

At the start of the Reporting Period, we managed the Portfolio’s weighted average maturity (“WAM”) between 35 days and 45 days. Given the uncertainty in the Eurozone and the extremely flat yield curve, we maintained short WAMs through the period. Toward the end of the Reporting Period, we managed the Portfolio’s WAM even shorter, between 20 days and 30 days. The WAM of a money market fund is a measure of its price sensitivity to changes in interest rates. In our opinion, the reward of another basis point of yield frequently did not warrant the risk of purchasing longer-dated maturities. We also focused a healthy portion of the Portfolio in repurchase agreements.

Our focus during the Reporting Period was on remaining liquid and short in duration so as to be more nimble to take advantage should yields begin to increase. Thus, we felt comfortable that the Portfolio was appropriately positioned given the interest rate environment.

Q. How was the Portfolio invested?

The Portfolio had investments in Treasury securities, government agency securities, repurchase agreements, government guaranteed paper and certificates of deposits during the Reporting Period. A meaningful portion of the Portfolio was invested in overnight repurchase agreements and bills maturing within one week, giving daily liquidity to the Portfolio.

Q. Did you make any changes to the Portfolio during the Reporting Period?

As mentioned earlier, we made adjustments to the Portfolio’s WAM based on then-current market conditions and our near-term view, as well as our anticipated and actual Federal Reserve Board (the “Fed”) monetary policy statements.

Q.What is the Portfolio’s tactical view and strategy for the months ahead?

In the U.S., volatility has been lower because the Fed has committed to holding rates at low levels for an extended period. In January 2012, the Fed made this commitment more explicit by stating its expectation that rates will need to remain at current levels until 2014. While this commitment is somewhat conditional, we find it hard to envisage a point where the policy rate will be raised over the next year or more. Even if we assume that the Fed tries to keep interest rates on hold, the market could reach an inflection point where concerns about U.S. credit quality begin to outweigh demand for U.S. Treasuries and, as a result, rates begin to rise. We don’t expect that to happen, but we do see it as a risk scenario that has to be considered. Looking out over the longer-term, the timing of any rise in rates is very uncertain, but our view is that it is not a matter of whether U.S. rates will move sharply higher, but when it will happen.

For money market strategies in particular, the Eurozone crisis has been a significant event. Doubts about the solvency of troubled peripheral countries and the expectation of contagion to larger European bond markets have made some government sectors too risky for investors focused on liquidity and capital preservation. They have shifted more allocations into the government markets with the strongest credit ratings, driving yields close to or below zero for maturities up to a year. In short, the investable universe has become more limited. Against this backdrop, government funds have struggled to find viable investments with a positive yield, and we do not expect to see that situation change any time soon.

Our philosophy is to aim to deliver liquidity and stability. Because we see the potential for significant volatility, even if the timing is unclear, we have reduced risk more significantly than we would have otherwise. We expect to remain conservatively positioned in the U.S. and our focus is on managing liquidity. Although money market flows have stabilized after some past volatility, we always need to be able to deliver liquidity to our investors. Being further out the curve or higher in the risk spectrum will put pressure on our ability to deliver liquidity and we do not think there is value in sacrificing liquidity in exchange for modest risk premiums on credit or duration.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU MONEY MARKET PORTFOLIO

Benchmark Definition

iMoneyNet First Tier Institutional Average

iMoneyNet First Tier Institutional Average (the “Average”) is a widely recognized composite of institutional money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.

PORTFOLIO COMPOSITION

TCU MONEY MARKET PORTFOLIO (Unaudited)

February 29, 2012*

August 31, 2011*

* These percentages reflect portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Government Portfolio (“USDGP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. While there will be fluctuations in the net asset value (“NAV”) of the USDGP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of the Six-Month U.S. Treasury Bill Index and no longer than that of the One-Year U.S. Treasury Note Index, each as reported by Merrill Lynch.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period that ended February 29, 2012, the cumulative total return of USDGP was 0.19% versus a 0.05% cumulative total return of the Portfolio’s blended benchmark, the 9-Month U.S. Treasury Index (weighted average return of the Six-Month U.S. Treasury Bill Index (50%) and the One-Year U.S. Treasury Note Index (50%), as reported by Merrill Lynch). The cumulative total returns for the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index were 0.04% and 0.07%, respectively. The Portfolio’s NAV per share at the end of the reporting period was $9.62, unchanged from August 31, 2011.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

The Portfolio’s performance was driven primarily by individual security selection strategies, particularly within government/agency bonds. The Portfolio’s duration and term structure positioning was a slight detractor from performance during the Reporting Period, while the Portfolio’s cross-sector positioning was a modest positive for results.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s sector positioning relative to the benchmark made a modest positive contribution to performance during the period. Our overweight exposure in the agency mortgage sector contributed to returns, as a positive contribution during the last three months of the Reporting Period offset a negative contribution during the first three months of the Reporting

Period. Security selection strategies within the agency mortgage space, specifically the selection of adjustable-rate mortgages, also positively contributed to performance. Agency mortgage-backed securities performed well late in 2011 and early 2012, as attractive valuations and increased investor risk appetite spurred demand for the sector.

Within the agency mortgage-backed space, Ginnie Mae (“GNMA”) mortgages underperformed late in the Reporting Period given a combination of overstretched valuations and further concerns surrounding increased prepayment and issuance risks. The Portfolio’s overweight to agency debentures was a detractor from performance over the Reporting Period, particularly in November 2011, as they underperformed Treasuries due to increased risk aversion, partly as a result of developments in the Eurozone.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning made a modest negative contribution to performance. Specifically, tactical trading in the front end of the curve offset a positive impact from an overweight position in the intermediate portion of the curve. Intermediate rates fell in December 2011 and January 2012, as the Eurozone sovereign debt crisis and resulting risk aversion remained the strongest global market drivers. With respect to the portion of the yield curve one year and in, yields were largely range-bound, as the Federal Reserve Board’s policy statement indicated extraordinarily low rates through 2014.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

Over the Reporting Period, the largest changes in the Portfolio’s allocation were a decrease in U.S. Treasuries and an increase in agency mortgage-backed securities.

Q. How was the Portfolio positioned at the end of February 2012?

At the end of the Reporting Period, the Portfolio’s largest allocations were in agency non-government guaranteed securities, U.S. Treasuries, agency adjustable-rate mortgage securities and agency collateralized mortgage obligations.

Benchmark Definitions

9-Month U.S. Treasury Index

The 9-Month Treasury Index is an equal weight (50%) blend of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and the BofA Merrill Lynch One-Year U.S. Treasury Note Index.

Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index

The BofA Merrill Lynch Six-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

The BofA Merrill Lynch One-year U.S. Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

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PORTFOLIO COMPOSITION — SECTOR ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 29, 2012*

August 31, 2011*

PORTFOLIO COMPOSITION — ISSUER ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 29, 2012*

August 31, 2011*

* These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the BofA Merrill Lynch Two-Year U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the six-month period ended February 29, 2012, was 0.42%, versus a -0.06% cumulative total return for the BofA Merrill Lynch Two-Year U.S. Treasury Note Index. The Portfolio’s net asset value per share closed the reporting period at $9.79, unchanged from August 31, 2011.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

The Portfolio’s performance was driven by individual security selection strategies, as well as duration and term structure positioning, both of which had a positive impact during the Reporting Period. With respect to security selection strategies, the Portfolio’s adjustable-rate mortgages, collateralized mortgage obligations, agency debentures and U.S. Treasuries were all positive contributors to performance.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s sector positioning relative to the benchmark made a modest positive contribution to performance. In particular, a positive contribution in the final three months of the Reporting Period offset a negative contribution during the first three months of the Reporting Period. Our overweight exposure in the agency mortgage sector contributed positively to returns, particularly during December 2011 and January 2012, as spreads on risk assets narrowed. This more than offset the negative impact from exposure to agency debentures in November 2011, as risk assets underperformed due to an intensification of worries surrounding the Eurozone. Security selection strategies, specifically the Portfolio’s agency and nonagency adjustable-rate mortgages and agency collateralized mortgage obligations, also significantly added to performance. Agency mortgage-backed securities performed well late in 2011 and early 2012, as attractive valuations and increased investor risk appetite spurred demand for the sector. Within the agency-mortgage backed space, Ginnie Mae (“GNMA”) mortgages underperformed late in the Reporting Period, due to a combination of overstretched valuations and further concerns surrounding increased prepayment and issuance risks in the sector. Non-agency mortgages also performed well early in 2012, in line with other risk assets. Overall, our allocation to non-agency mortgages had a neutral impact on performance. Elsewhere, the Portfolio’s selection of government/agency securities added to performance, specifically in agency bonds, as our focus on short maturities and U.S. dollar-denominated issues both had a positive impact on performance.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning positively contributed to performance over the Reporting Period. Specifically, our overweight positioning in the intermediate/long portion of the curve (particularly the 5-, 7- and 10-year segments) added to performance as yields fell in late 2011 and early 2012. Intermediate rates fell in December 2011 and January 2012, as the Eurozone sovereign debt crisis and resulting risk aversion remained the strongest global market drivers. This offset a negative contribution from an underweight position in the two-year portion of the curve in January 2012, as front-end rates fell. The drop in rates late in January occurred following the Federal Reserve Board’s policy statement, which indicated extraordinarily low rates through 2014. While this statement conflicted with the majority of forecasts from Federal Open Market Committee (“FOMC”) members (which indicated rate hikes beginning in 2014), Federal Reserve Board Chairman Bernanke indicated that language in the policy supersedes FOMC forward rate projections.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

Modest decreases in agency government guaranteed and agency non-government guaranteed bonds were offset by an increased allocation to agency collateralized mortgage obligations.

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2012?

At the end of the Reporting Period, the Portfolio’s largest allocations were in domestic sovereign securities, agency non-government guaranteed securities, agency adjustable-rate mortgage securities and agency collateralized mortgage obligations.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU SHORT DURATION PORTFOLIO

Benchmark Definition

Two-Year U.S. Treasury Note Index

The BofA Merrill Lynch Two-Year U.S. Treasury Note Index is a one-security index comprised of the most recently issued two-year U.S. Treasury note. The index is rebalanced monthly. In order to qualify for inclusion, a two-year note must be auctioned on or before the third business day before the last business day of the month.

PORTFOLIO COMPOSITION — SECTOR ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 29, 2012*

August 31, 2011*

PORTFOLIO COMPOSITION — ISSUER ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 29, 2012*

August 31, 2011*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS

Money Market Portfolio

Portfolio of Investments — February 29, 2012 (Unaudited)

Par Value		Value
U.S. GOVERNMENT AGENCY SECURITIES - 36.36%
	Federal Farm Credit Bank - 4.81%
$ 5,000,000	2.250%, 04/24/12	$5,015,636
500,000	0.640%, 12/14/12 (a)	500,000

		5,515,636

	Federal Home Loan Bank - 10.20%
3,000,000	0.150%, 03/23/12	2,999,941
2,000,000	0.400%, 08/16/12	2,000,000
2,000,000	0.400%, 08/17/12	2,000,000
910,000	0.200%, 08/28/12	909,874
1,000,000	0.220%, 10/24/12	999,780
2,000,000	0.230%, 10/26/12	1,999,687
800,000	0.210%, 12/10/12	799,727

		11,709,009

	Federal Home Loan Mortgage Corporation - 14.82%
12,000,000	2.125%, 03/23/12	12,014,241
5,000,000	0.206%, 03/21/13 (a)	4,998,409

		17,012,650

	Federal National Mortgage Association - 6.53%
6,000,000	0.523%, 12/20/12 (a)	6,000,102
1,500,000	0.405%, 05/17/13 (a)	1,499,440

		7,499,542

	Total U.S. Government Agency Securities	41,736,837

	(Cost $41,736,837)
U.S. GOVERNMENT-BACKED OBLIGATIONS (b) - 5.58%
100,000	Citigroup Funding
	2.000%, 03/30/12	100,144
1,000,000	Citigroup, Inc.
	2.125%, 04/30/12	1,003,148
100,000	General Electric Capital Corp.
	2.250%, 03/12/12	100,062
5,000,000	JPMorgan Chase Bank N.A. (a)
	0.366%, 11/21/12	5,000,000
100,000	Morgan Stanley
	2.250%, 03/13/12	100,068
100,000	US Bancorp
	2.250%, 03/13/12	100,068

	Total U.S. Government-Backed Obligations	6,403,490

	(Cost $6,403,490)

Par Value		Value
REPURCHASE AGREEMENTS - 52.27%
$30,000,000	Deutsche Bank, 0.200%, Dated 02/29/12, matures 03/01/12, repurchase price $30,000,167 (collateralized by U.S. Treasury Obligations with interest rates of 2.000% to 5.000% due 04/15/12 to 05/15/38, total market value $30,600,060)	$30,000,000
30,000,000	UBS, 0.200%, Dated 02/29/12, matures 03/01/12, repurchase price $30,000,167 (collateralized by U.S. Government Obligations with interest rates of 4.000% to 5.000% due 07/01/41 to 02/01/42, total market value $30,600,000)	30,000,000

	Total Repurchase Agreements	60,000,000

	(Cost $60,000,000)
	Total Investments - 94.21%	108,140,327

	(Cost $108,140,327 ) (c)
	Net Other Assets and Liabilities - 5.79%	6,648,458

	Net Assets - 100.00%	$114,788,785

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 29, 2012. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and backed by the full faith and credit of the United States government. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $6,403,490, which represents approximately 5.6% of net assets as of February 29, 2012.
(c)	At February 29, 2012, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments — February 29, 2012 (Unaudited)

Par Value		Value
ASSET-BACKED SECURITIES - 0.29%
	Federal National Mortgage Association - 0.29%
$ 167,428	Series 2001-W4, Class AV1
	0.524%, 02/25/32 (a)	$153,755
291,041	Series 2002-W2, Class AV1
	0.504%, 06/25/32 (a)	287,620
1,188,230	Series 2002-T7, Class A1
	0.464%, 07/25/32 (a)	1,069,562

	Total Asset-Backed Securities	1,510,937

	(Cost $1,646,855)
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.99%
	Federal Home Loan Mortgage Corporation REMIC - 2.16%
23,160	Series 1009, Class D
	0.850%, 10/15/20 (a)	23,165
71,226	Series 1066, Class P
	1.150%, 04/15/21 (a)	72,049
102,371	Series 1222, Class P
	1.480%, 03/15/22 (a) (b)	104,571
234,780	Series 1250, Class J
	7.000%, 05/15/22 (b)	265,823
109,316	Series 1448, Class F
	1.650%, 12/15/22 (a) (d)	111,890
1,432,923	Series 3830, Class FD
	0.609%, 03/15/41 (a)	1,432,490
1,432,915	Series 3827, Class KF
	0.619%, 03/15/41 (a)	1,432,967
4,147,508	Series 3826, Class BF
	0.659%, 03/15/41 (a)	4,145,388
1,321,622	Series 3839, Class FA
	0.679%, 04/15/41 (a)	1,321,666
1,325,581	Series 3850, Class FD
	0.679%, 04/15/41 (a)	1,325,627
1,018,691	Series 3868, Class FA
	0.649%, 05/15/41 (a)	1,018,169

		11,253,805

	Federal National Mortgage Association REMIC - 3.41%
430,054	Series 1993-225, Class WC
	6.500%, 12/25/13 (b)	444,865
2,500,000	Series 2009-M2, Class A2
	3.334%, 01/25/19 (d)	2,649,834
454,098	Series 1990-145, Class A
	1.145%, 12/25/20 (a)	459,545
622,301	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	709,303
535,169	Series 1992-137, Class F
	1.250%, 08/25/22 (a)	542,891
574,505	Series 1993-27, Class F
	1.400%, 02/25/23 (a) (c)	585,020
285,341	Series 1998-21, Class F
	0.470%, 03/25/28 (a)	283,792
6,532,790	Series 2011-137, Class A
	4.000%, 06/25/29 (d)	6,864,899
485,637	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	559,868
577,244	Series 2000-32, Class Z
	7.500%, 10/18/30	681,663
1,060,743	Series 2007-75, Class VF
	0.694%, 08/25/37 (a)	1,061,124

Par Value		Value
	Federal National Mortgage Association REMIC- (continued)
$ 2,939,813	Series 2011-63, Class FG
	0.694%, 07/25/41 (a)	$2,942,731

		17,785,535

	National Credit Union Administration - 2.42%
1,296,033	Series 2010-R2, Class 1A
	0.633%, 11/06/17 (a)	1,296,843
877,296	Series 2011-R1, Class 1A
	0.713%, 01/08/20 (a)	879,318
2,892,050	Series 2011-R2, Class 1A
	0.663%, 02/06/20 (a)	2,896,229
1,545,139	Series 2011-R4, Class 1A
	0.643%, 03/06/20 (a)	1,545,622
1,440,707	Series 2011-R3, Class 1A
	0.657%, 03/11/20 (a)	1,442,564
1,519,790	Series 2011-R5, Class 1A
	0.643%, 04/06/20 (a)	1,520,443
1,510,976	Series 2011-R6, Class 1A
	0.643%, 05/07/20 (a)	1,511,684
715,098	Series 2010-R1, Class 1A
	0.713%, 10/07/20 (a) (d)	716,271
226,671	Series 2010-R1, Class 2A
	1.840%, 10/07/20 (d)	229,221
617,241	Series 2010-A1, Class A
	0.607%, 12/07/20 (a) (c)	617,586

		12,655,781

	Total Collateralized Mortgage Obligations	41,695,121

	(Cost $41,495,389)
MORTGAGE-BACKED OBLIGATIONS - 17.89%
	Federal Home Loan Mortgage Corporation - 5.15%
164,141	1.899%, 02/01/18 (a)	164,624
276,366	3.032%, 11/01/18 (a)	283,668
1,302,679	6.876%, 11/01/19 (a)	1,387,963
74,513	1.770%, 11/01/22 (a)	75,918
177,349	1.910%, 11/01/22 (a)	182,062
113,710	2.438%, 10/01/24 (a)	118,484
185,851	3.586%, 10/01/25 (a)	192,595
636,067	3.909%, 08/01/28 (a)	674,107
80,165	1.728%, 07/01/29 (a)	81,793
390,868	2.663%, 05/01/31 (a)	410,263
12,219,312	2.482%, 03/01/35 (a)	12,801,133
4,171,195	2.422%, 04/01/35 (a)	4,415,295
5,712,595	2.612%, 06/01/37 (a)	6,085,154

		26,873,059

	Federal Home Loan Mortgage Corporation Gold - 0.38%
63,181	6.500%, 09/01/13	64,584
63,856	6.500%, 10/01/13	66,002
24,434	6.500%, 05/01/14	25,253
44,286	6.500%, 06/01/14	46,808
173,635	6.000%, 12/01/14	179,085
161,644	8.000%, 12/01/15	174,256
159,580	6.000%, 03/01/16	169,429
34,394	6.500%, 07/01/16	35,548
381,931	5.000%, 10/01/17	410,437
452,836	5.000%, 11/01/17	484,465

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

ULTRA-Short Duration Government Portfolio

Portfolio of Investments (continued) — February 29, 2012 (Unaudited)

Par Value		Value
	Federal Home Loan Mortgage Corporation Gold - (continued)
$ 274,257	5.500%, 01/01/20	$299,859
10,279	4.500%, 07/01/23	10,978

		1,966,704

	Federal National Mortgage Association - 11.51%
14,715	4.993%, 10/01/13 (a)	14,957
138,434	8.500%, 04/01/16	150,644
92,237	4.074%, 07/01/17 (a)	97,954
64,834	1.673%, 11/01/17 (a)	65,177
128,918	2.046%, 11/01/17 (a)	130,191
68,963	2.296%, 11/01/17 (a)	70,016
182,740	2.130%, 03/01/18 (a)	184,521
2,161,748	2.800%, 03/01/18	2,267,381
4,547,064	3.620%, 03/01/18	4,931,474
38,829	1.900%, 05/01/18 (a)	39,337
950,000	3.840%, 05/01/18	1,038,095
71,020	2.046%, 06/01/18 (a)	71,445
977,883	2.744%, 10/01/18 (a)	998,714
40,953	2.775%, 02/01/19 (a)	42,008
55,029	1.927%, 05/01/19 (a)	55,734
128,706	6.864%, 12/01/19 (a)	137,888
156,537	1.803%, 01/01/20 (a)	157,252
18,133	5.000%, 01/01/20	19,642
91,000	2.043%, 05/01/20 (a)	93,663
286,289	5.777%, 05/01/20 (a)	305,077
1,084,926	3.416%, 10/01/20	1,163,758
888,057	3.632%, 12/01/20	963,069
499,863	6.557%, 02/01/22 (a)	532,588
60,974	3.020%, 01/01/23 (a)	62,995
170,493	3.065%, 03/01/24 (a)	174,143
33,618	2.985%, 04/01/25 (a)	35,327
203,150	5.711%, 10/01/25 (a)	216,482
480,311	3.263%, 02/01/27 (a)	509,071
174,225	2.047%, 07/01/27 (a)	177,237
247,868	2.556%, 07/01/27 (a)	254,362
284,207	4.680%, 01/01/29 (a)	309,209
68,839	4.654%, 02/01/29 (a)	74,895
4,512,360	2.954%, 08/01/29 (a)	4,628,214
99,634	2.263%, 07/01/31 (a)	104,440
96,142	2.380%, 07/01/32 (a)	100,695
66,255	2.505%, 07/01/32 (a)	70,297
297,648	2.875%, 09/01/32 (a)	314,965
593,927	2.350%, 01/01/33 (a)	620,350
126,945	2.453%, 06/01/33 (a)	132,785
1,774,626	4.611%, 08/01/33 (a)	1,930,737
981,681	2.323%, 04/01/34 (a)	1,022,289
554,985	2.451%, 07/01/34 (a)	578,154
739,616	2.451%, 08/01/34 (a)	770,391
6,498,503	2.365%, 10/01/34 (a)	6,849,519
2,617,389	2.377%, 06/01/35 (a)	2,747,491
2,976,231	2.520%, 12/01/36 (a)	3,159,307
2,767,539	2.476%, 04/01/37 (a)	2,913,972
1,668,647	4.189%, 07/01/37 (a)	1,754,324
6,713,426	2.918%, 09/01/37 (a)	7,103,630
248,979	6.589%, 09/01/37 (a)	266,396
552,818	6.500%, 11/01/37	620,492
3,577,329	2.594%, 01/01/38 (a)	3,792,502
4,022,917	2.408%, 05/01/39 (a)	4,251,298
949,361	2.451%, 08/01/44 (a)	989,161

		60,065,715

Par Value		Value
	Government National Mortgage Association - 0.85%
$ 73,347	7.000%, 04/15/26	$85,673
465,082	2.250%, 04/20/34 (a)	491,983
2,059,175	1.750%, 06/20/34 (a)	2,128,258
1,664,459	1.625%, 08/20/34 (a)	1,720,070

		4,425,984

	Total Mortgage-Backed Obligations	93,331,462

	(Cost $91,613,273)
AGENCY DEBENTURES - 50.93%
	Federal Farm Credit Bank
45,000,000	0.214%, 10/28/13 (a)	45,003,510
	Federal Farm Credit Bank
25,000,000	0.224%, 10/28/13 (a)	25,006,100
	Federal Home Loan Bank
9,000,000	0.240%, 09/28/12	9,003,177
	Federal Home Loan Bank
3,700,000	0.210%, 01/04/13	3,699,941
	Federal Home Loan Mortgage Corp
8,000,000	5.500%, 08/20/12	8,201,400
	Federal Home Loan Mortgage Corp
26,000,000	0.193%, 06/03/13 (a)	26,007,774
	Federal Home Loan Mortgage Corp
16,500,000	0.196%, 06/17/13 (a)	16,508,201
	Federal Home Loan Mortgage Corp
2,500,000	0.600%, 08/23/13	2,502,188
	Federal Home Loan Mortgage Corp
3,500,000	0.500%, 10/15/13	3,500,273
	Federal Home Loan Mortgage Corp
18,200,000	0.500%, 10/18/13	18,208,190
	Federal Home Loan Mortgage Corp
1,700,000	0.375%, 11/27/13	1,700,462
	Federal Home Loan Mortgage Corp
9,000,000	0.500%, 01/24/14	9,009,414
	Federal National Mortgage Association
33,900,000	0.405%, 05/17/13 (a)	33,942,511
	Federal National Mortgage Association
5,400,000	0.600%, 10/25/13	5,403,175
	Federal National Mortgage Association
35,000,000	0.600%, 11/14/13	35,030,520
	Federal National Mortgage Association
5,400,000	1.500%, 03/28/14	5,404,574
	Federal National Mortgage Association,
	Step-up Coupon
11,000,000	1.450% to 06/29/12, 3.500% to
	06/29/15	11,024,453
	Small Business Administration
93,843	1.075%, 03/25/14 (a)	93,807
	Sri Lanka Government Aid Bond
6,500,000	0.788%, 11/01/24 (a) (e)	6,461,000

	Total Agency Debentures	265,710,670

	(Cost $265,576,151)
U.S. TREASURY OBLIGATIONS - 19.41%
	United States Treasury Bills - 6.27%
32,700,000	0.000%, 06/28/12	32,689,732

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) — February 29, 2012 (Unaudited)

Par Value		Value
	United States Treasury Notes & Bonds - 13.14%
$16,200,000	1.000%, 03/31/12	$16,211,389
16,000,000	0.375%, 06/30/13	16,027,504
20,000,000	0.375%, 07/31/13	20,034,380
16,300,000	0.250%, 01/31/14	16,285,363

		68,558,636

	Total U.S. Treasury Obligations	101,248,368

	(Cost $101,264,918)
U.S. GOVERNMENT-BACKED OBLIGATIONS - 2.22%
	FDIC Structured Sale Guaranteed Notes
2,826,739	Series 2010-S1, Class 1A,
	0.820%, 02/25/48 (a)	2,824,657
	Federal Home Loan Mortgage Corp,
	Multifamily Structured Pass
	Through Certificates
1,700,000	Series K703, Class A2
	2.699%, 05/25/18 (d)	1,774,650
	National Credit Union Administration
	Guaranteed Notes
7,000,000	Series 2011-A1
	0.274%, 06/12/13 (a)	6,998,600

	Total U.S. Government-Backed Obligations	11,597,907

	(Cost $11,550,404)
REPURCHASE AGREEMENT - 3.14%
16,400,000	Merrill Lynch, 0.150%, Dated 02/29/12,
	matures 03/01/12, repurchase price
	$16,400,068 (collateralized by a
	U.S. Treasury Bill with an interest
	rate of 0.000% due 09/20/12,
	total market value $16,728,022)	16,400,000

	Total Repurchase Agreement	16,400,000

	(Cost $16,400,000)
	Total Investments - 101.87%	531,494,465

	(Cost $529,546,990 ) (f)
	Net Other Assets and Liabilities - (1.87)%	(9,750,691)

	Net Assets - 100.00%	$521,743,774

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 29, 2012. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Support collateral.
(d)	This security has Sequential collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 29, 2012, this security amounted to $6,461,000 or 1.2% of net assets.
(f)	Cost for U.S. federal income tax purposes is $529,546,990. As of February 29, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,336,778 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $389,303.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments — February 29, 2012 (Unaudited)

Par Value		Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.39%
	Federal Home Loan Mortgage Corporation REMIC - 4.34%
$ 255,070	Series 1448, Class F
	1.650%, 12/15/22 (a) (c)	$261,077
527,899	Series 1980, Class Z
	7000%, 07/15/27 (c)	601,977
3,079,573	Series 2236, Class Z
	8.500%, 06/15/30 (c)	3,745,143
7,289,514	Series 3371 class FA
	0.849%, 09/15/37 (a)	7,313,508
1,348,634	Series 3830, Class FD
	0.609%, 03/15/41 (a)	1,348,227
1,348,626	Series 3827, Class KF
	0.619%, 03/15/41 (a)	1,348,674
3,851,257	Series 3826, Class BF
	0.659%, 03/15/41 (a)	3,849,289
1,243,880	Series 3839, Class FA
	0.679%, 04/15/41 (a)	1,243,922
1,247,606	Series 3850, Class FD
	0.679%, 04/15/41 (a)	1,247,649

		20,959,466

	Federal National Mortgage Association REMIC - 2.68%
160,392	Series 2001-42, Class HG
	10.000%, 09/25/16	177,060
102,210	Series 1988-12, Class A
	3.836%, 02/25/18 (a)	108,970
568,228	Series G92-44, Class Z
	8.000%, 07/25/22	627,574
3,607,233	Series 2010-103, Class MA
	4.000%, 03/25/30 (b)	3,720,385
987,588	Series 2007-75, Class VF
	0.694%, 08/25/37 (a)	987,943
7,309,967	Series 2007-91, Class FB
	0.844%, 10/25/37 (a)	7,343,659

		12,965,591

	National Credit Union Administration - 1.57%
1,402,206	Series 2011-R2, Class 1A
	0.663%, 02/06/20 (a)	1,404,233
1,545,139	Series 2011-R4, Class 1A
	0.643%, 03/06/20 (a)	1,545,622
1,610,201	Series 2011-R3, Class 1A
	0.657%, 03/11/20 (a)	1,612,277
1,519,790	Series 2011-R5, Class 1A
	0.643%, 04/06/20 (a)	1,520,443
1,510,976	Series 2011-R6, Class 1A
	0.643%, 05/07/20 (a)	1,511,684

		7,594,259

	Private - 1.80%
	Adjustable Rate Mortgage Trust
736,825	Series 2004-4, Class 1A1
	2.546%, 03/25/35 (a)	583,135
	Banc of America Mortgage Securities
69,566	Series 2004-D, Class 1A1
	2.748%, 05/25/34 (a)	61,562
	Countrywide Home Loans
28,342	Series 2003-37, Class 1A1
	2.878%, 08/25/33 (a)	23,004

Par Value		Value
	Private - (continued)
	Indymac Index Mortgage Loan Trust
$ 524,491	Series 2004-AR4, Class 1A
	2.615%, 08/25/34 (a) (c)	$364,715
	Merrill Lynch Mortgage Investors, Inc.
73,609	Series 2003-A4, Class 1A
	2.652%, 07/25/33 (a)	68,878
	Salomon Brothers Mortgage
	Securities VII, Inc.
60,874	Series 1994-20, Class A
	2.687%, 12/25/24 (a)	57,909
	Structured Adjustable Rate
	Mortgage Loan
124,077	Series 2004-2, Class 2A
	2.737%, 03/25/34 (a)	103,850
270,569	Series 2004-5, Class 1A
	2.682%, 05/25/34 (a) (c)	223,114
	Structured Asset Securities Corp.
977,045	Series 2003-34A, Class 3A3
	2.512%, 11/25/33 (a)	901,799
	Washington Mutual Mortgage
	Pass-Through Certificates
482,245	Series 2003-AR6, Class A1
	2.572%, 06/25/33 (a)	463,750
3,222,018	Series 2005-AR12, Class 1A8
	2.478%, 10/25/35 (a)	2,586,041
	Wells Fargo Mortgage Backed
	Securities Trust
3,723,604	Series 2005-AR4, Class 2A2
	2.714%, 04/25/35 (a)	3,287,196

		8,724,953

	Total Collateralized Mortgage Obligations	50,244,269

	(Cost $51,514,032)
MORTGAGE-BACKED OBLIGATIONS - 19.09%
	Federal Home Loan Mortgage Corporation -2.11%
833,112	2.657%, 01/01/34 (a)	868,759
227,564	2.635%, 11/01/34 (a)	242,269
5,174,394	2.422%, 04/01/35 (a)	5,477,201
1,976,286	2.452%, 08/01/35 (a)	2,070,279
1,452,188	2.549%, 05/01/36 (a)	1,546,008

		10,204,516

	Federal Home Loan Mortgage Corporation Gold - 3.25%
69	7.000%, 03/01/12	70
7,609	7.000%, 12/01/12	7,639
5,587	8.000%, 07/01/14	5,605
2,833	7.000%, 03/01/15	3,000
3,202	8.000%, 09/01/17	3,224
403,149	5.000%, 10/01/17	433,239
477,994	5.000%, 11/01/17	511,380
407,621	8.000%, 11/01/17	451,728
370,427	5.500%, 03/01/18	401,248
176,286	5.500%, 04/01/18	190,776
239,632	6.500%, 05/01/18	267,687
28,066	6.000%, 10/01/18	30,860
7,252	6.000%, 11/01/18	7,974
1,552,247	5.500%, 02/01/19	1,689,804
290,390	5.500%, 01/01/20	317,498
4,987,291	5.000%, 04/01/20	5,385,773

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) — February 29, 2012 (Unaudited)

Par Value		Value
	Federal Home Loan Mortgage Corporation Gold - (continued)
$5,681,282	3.500%, 08/01/20	$5,975,757

		15,683,262

	Federal National Mortgage Association - 13.54%
2,124	6.000%, 04/01/12	2,139
22,025	6.000%, 05/01/12	22,236
46,970	6.000%, 06/01/12	47,529
2,398	7.500%, 07/01/12	2,407
65,671	6.000%, 09/01/12	66,750
255,062	5.500%, 01/01/13	259,465
579	8.000%, 01/01/13	585
3,908	6.000%, 02/01/18	4,302
1,277,397	2.800%, 03/01/18	1,339,816
950,000	3.840%, 05/01/18	1,038,095
1,248,337	5.500%, 05/01/18	1,357,117
69,209	6.000%, 05/01/18	76,186
432,139	5.500%, 06/01/18	469,749
3,987	6.000%, 08/01/18	4,389
4,500	6.000%, 09/01/18	4,954
356,764	5.500%, 10/01/18	388,069
462,367	5.500%, 11/01/18	503,187
389,941	6.000%, 11/01/18	429,247
31,285	5.500%, 12/01/18	34,090
658,073	6.000%, 12/01/18	724,410
561,479	6.000%, 01/01/19	618,078
3,250,000	3.334%, 01/25/19 (c)	3,444,785
8,472	6.000%, 02/01/19	9,326
183,445	6.000%, 04/01/19	201,937
44,549	6.000%, 05/01/19	49,040
789,037	3.416%, 10/01/20	846,369
592,038	3.632%, 12/01/20	642,046
1,581,908	4.301%, 01/01/21	1,779,343
103,718	6.000%, 10/01/23	115,483
387,906	7.000%, 08/01/28	445,437
774,465	7.000%, 11/01/28	895,884
57,206	7.000%, 02/01/32	65,196
60,380	6.046%, 05/01/32 (a)	63,731
181,621	7.000%, 05/01/32	211,844
305,667	2.875%, 09/01/32 (a)	323,450
153,886	7.000%, 09/01/32	174,163
1,471,446	2.427%, 07/01/33 (a)	1,540,027
887,426	2.366%, 11/01/33 (a)	944,940
1,884,813	2.340%, 12/01/33 (a)	1,986,417
592,480	2.475%, 03/01/34 (a)	631,361
827,269	2.307%, 04/01/34 (a)	880,244
314,863	2.310%, 08/01/34 (a)	329,257
1,685,904	2.122%, 10/01/34 (a)	1,783,105
546,530	2.452%, 10/01/34 (a)	582,396
4,808,580	2.037%, 01/01/35 (a)	5,063,040
5,070,145	2.172%, 01/01/35 (a)	5,359,305
491,203	2.368%, 03/01/35 (a)	520,031
1,952,579	2.595%, 04/01/35 (a)	2,074,268
1,304,425	2.238%, 05/01/35 (a)	1,380,930
849,284	2.275%, 05/01/35 (a)	895,191

Par Value		Value
	Federal National Mortgage Association - (continued)
$ 1,314,333	2.562%, 05/01/35 (a)	$1,381,795
761,987	1.894%, 06/01/35 (a)	790,024
2,879,127	2.377%, 06/01/35 (a)	3,022,240
1,390,167	2.163%, 08/01/35 (a)	1,447,033
2,114,711	2.500%, 08/01/35 (a)	2,253,489
2,868,159	2.634%, 09/01/35 (a)	3,051,062
1,303,920	3.184%, 09/01/35 (a)	1,389,490
553,164	2.210%, 10/01/35 (a)	578,430
1,846,780	2.487%, 03/01/36 (a)	1,965,524
1,202,085	2.645%, 04/01/36 (a)	1,250,716
2,794,730	2.594%, 01/01/38 (a)	2,962,831
3,422,633	2.408%, 05/01/39 (a)	3,616,936
1,072,404	4.000%, 09/01/41	1,130,165

		65,471,081

	Government National Mortgage Association - 0.19%
864,927	1.625%, 12/20/34 (a)	893,993

	Total Mortgage-Backed Obligations	92,252,852

	(Cost $89,066,992)
AGENCY DEBENTURES - 33.01%
	Federal Home Loan Bank - 0.97%
4,500,000	2.375%, 03/14/14	4,678,416

	Federal Home Loan Mortgage Corporation - 19.30%
18,100,000	0.375%, 10/15/13	18,108,724
25,700,000	0.500%, 10/15/13	25,702,005
8,800,000	0.500%, 10/18/13	8,803,960
5,000,000	4.580%, 11/19/13	5,370,015
1,700,000	0.375%, 11/27/13	1,700,462
9,000,000	0.625%, 12/23/13	9,051,084
4,500,000	0.500%, 01/24/14	4,504,707
6,900,000	1.375%, 02/25/14	7,053,635
900,000	0.375%, 02/27/14	899,388
9,700,000	1.000%, 07/30/14	9,855,830
2,200,000	1.000%, 08/20/14	2,228,380

		93,278,190

	Federal National Mortgage Association - 12.74%
29,600,000	4.625%, 10/15/13	31,648,675
17,000,000	0.600%, 11/14/13	17,014,824
7,000,000	0.650%, 08/28/14	6,999,139
4,800,000	0.625%, 10/30/14	4,827,734
1,100,000	0.750%, 12/19/14	1,108,096

		61,598,468

	Total Agency Debentures	159,555,074

	(Cost $158,953,117)
U.S. TREASURY OBLIGATIONS - 35.53%
	United States Treasury Notes & Bonds - 35.53%
101,600,000	0.125%, 08/31/13	101,385,726
49,200,000	0.125%, 12/31/13	49,048,169
1,400,000	0.250%, 01/31/14	1,398,743
17,000,000	0.250%, 02/28/14	16,982,728
2,900,000	0.500%, 10/15/14	2,908,155

		171,723,521

	Total U.S. Treasury Obligations	171,723,521

	(Cost $171,848,415)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) — February 29, 2012 (Unaudited)

Par Value		Value
U.S. GOVERNMENT-BACKED OBLIGATIONS - 1.47%
	Federal Home Loan Mortgage Corp
	Multi Family Structured Pass Thru Certificates
$ 1,500,000	Series K703, Class A2
	2.699%, 05/25/18 (c)	$1,565,868
	National Credit Union Administration
3,100,000	0.274%, 06/12/13 (a)	3,099,380
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,463,852

	Total U.S. Government-Backed Obligations	7,129,100

	(Cost $6,912,718)
REPURCHASE AGREEMENT - 2.50%
12,100,000	UBS, 0.160%, Dated 02/29/12, matures 03/01/12, repurchase price $12,100,054 (collateralized by a U.S. Treasury Bond with an interest rate of 3.125% due 12/15/42, total market value $12,342,098)	12,100,000

	Total Repurchase Agreement	12,100,000

	(Cost $12,100,000)
	Total Investments - 101.99%	493,004,816

	(Cost $490,395,274 ) (d)
	Net Other Assets and Liabilities - (1.99)%	(9,622,983)

	Net Assets - 100.00%	$483,381,833

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 29, 2012. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	This security has Sequential collateral.
(d)	Cost for U.S. federal income tax purposes is $490,395,274. As of February 29, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,330,349 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $1,720,807.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
ASSETS:
INVESTMENTS:
Investments and repurchase agreements at cost	$108,140,327	$529,546,990	$490,395,274

Investments at value	$48,140,327	$515,094,465	$480,904,816
Repurchase agreements at value	60,000,000	16,400,000	12,100,000

Total investments and repurchase agreements at value	108,140,327	531,494,465	493,004,816

Cash	6,497,496	520,557	501,917
RECEIVABLES:
Interest	175,089	632,368	1,142,564
Investment securities sold	—	92,816	1,239,459
Portfolio units sold	495	—	—
Other assets	6,542	5,453	5,508

Total Assets	114,819,949	532,745,659	495,894,264

LIABILITIES:
PAYABLES:
Dividends	824	98,584	126,564
Investment securities purchased	—	10,739,575	12,229,463
Advisory fees	4,682	64,469	58,559
Administration fees	—	20,800	18,893
Accrued expenses	25,658	78,457	78,952

Total Liabilities	31,164	11,001,885	12,512,431

NET ASSETS	$114,788,785	$521,743,774	$483,381,833

NET ASSETS CONSIST OF:
Paid-in capital	$114,782,897	$561,664,359	$495,143,904
Accumulated undistributed (distributions in excess of) net investment income	(952)	(351,345)	(434,781)
Accumulated net realized gain (loss) on investment transactions	6,840	(41,516,715)	(13,936,831)
Net unrealized appreciation on investments	—	1,947,475	2,609,541

TOTAL NET ASSETS	$114,788,785	$521,743,774	$483,381,833

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	114,830,848	54,235,135	49,383,343

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$9.62	$9.79

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Operations

For the Six Months Ended February 29, 2012 (Unaudited)

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
INVESTMENT INCOME:
Interest	$115,393	$1,774,427	$2,356,405

EXPENSES:
Advisory fees	140,176	407,008	356,034
Administration fees	70,088	131,154	114,722
Legal fees	26,411	82,641	74,439
Audit and tax fees	10,079	16,854	16,866
Custody fees	10,684	21,162	20,913
Accounting fees	18,990	77,325	70,752
Compliance fees	7,806	29,160	25,349
Trustees’ fees	16,348	51,334	45,418
Printing fees	7,420	15,008	14,296
Transfer agent fees	23,179	32,170	29,904
Registration fees	1,665	2,547	2,616
Other expenses	14,006	57,455	56,759

Total operating expenses	346,852	923,818	828,068

Trustees’ fees waived	(16,348)	—	—
Advisory fees waived	(105,132)	—	—
Administration fees waived	(70,088)	—	—
Expenses reimbursed by administrator	(17,140)	—	—
Compliance fees waived	(5,987)	—	—
Legal fees waived	(26,411)	—	—

Total expense reductions	(241,106)	—	—

Net operating expenses	105,746	923,818	828,068

Net Investment Income	9,647	850,609	1,528,337

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain on Investment Transactions	6,840	480,606	2,489,398
Net Change in Unrealized Depreciation of Investments	—	(441,212)	(2,049,200)

Net Realized and Unrealized Gain on Investments	6,840	39,394	440,198

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:	$16,487	$890,003	$1,968,535

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Changes in Net Assets

	Money Market Portfolio		Ultra-Short Duration Government Portfolio
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Investment Activities:
Operations:
Net investment income	$9,647	$71,768	$850,609	$1,922,329
Net realized gain on investment transactions	6,840	8,294	480,606	43,008
Net change in unrealized appreciation (depreciation) of investments	—	—	(441,212)	1,111,326

Net increase in net assets resulting from operations	16,487	80,062	890,003	3,076,663

Distributions to Shareholders:
From net investment income	(9,647)	(76,322)	(975,344)	(2,220,392)
From tax return of capital	—	(21,037)	—	—
From Share Transactions:
Proceeds from sale of shares	353,741,811	1,114,564,762	80,191,226	369,522,335
Reinvestment of dividends and distributions	6,395	67,452	268,439	443,126
Cost of shares repurchased	(420,169,724)	(1,173,259,537)	(121,783,933)	(156,478,806)

Net increase (decrease) in net assets resulting from share transactions	(66,421,518)	(58,627,323)	(41,324,268)	213,486,655

Net change in net assets	(66,414,678)	(58,644,620)	(41,409,609)	214,342,926
Net Assets:
Beginning of period	181,203,463	239,848,083	563,153,383	348,810,457
End of period	$114,788,785	$181,203,463	$521,743,774	$563,153,383

Accumulated Undistributed (Distributions in excess of) Net Investment Income	$(952)	$(952)	$(351,345)	$(226,610)

Other Information:
Summary of Share Transactions:
Shares sold	353,741,811	1,114,564,755	8,334,318	38,466,342
Reinvestment of dividends and distribution	6,395	67,452	27,907	46,129
Shares repurchased	(420,169,724)	(1,173,259,541)	(12,661,706)	(16,281,918)

Net increase (decrease) in shares outstanding	(66,421,518)	(58,627,334)	(4,299,481)	22,230,553

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Changes in Net Assets

	Short Duration Portfolio
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Investment Activities:
Operations:
Net investment income	$1,528,337	$4,565,718
Net realized gain on investment transactions	2,489,398	2,099,790
Net change in unrealized appreciation (depreciation) of investments	(2,049,200)	41,431

Net increase in net assets resulting from operations	1,968,535	6,706,939

Distributions to Shareholders:
From net investment income	(1,918,791)	(5,110,269)
From Share Transactions:
Proceeds from sale of shares	84,978,860	315,320,845
Reinvestment of dividends and distributions	813,028	1,129,342
Cost of shares repurchased	(79,767,915)	(179,877,219)

Net increase in net assets resulting from share transactions	6,023,973	136,572,968

Net change in net assets	6,073,717	138,169,638
Net Assets:
Beginning of period	477,308,116	339,138,478
End of period	$483,381,833	$477,308,116

Accumulated Undistributed (Distributions in excess of) Net Investment Income	$(434,781)	$(44,327)

Other Information:
Summary of Share Transactions:
Shares sold	8,684,815	32,349,901
Reinvestment of dividends and distribution	83,182	115,753
Shares repurchased	(8,157,040)	(18,444,161)

Net increase in shares outstanding	610,957	14,021,493

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Money Market Portfolio
	Six Months Ended February 29, 2012 (Unaudited)		Years Ended August 31,
			2011	2010	2009		2008	2007
Net Asset Value,
Beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.01		0.03	0.05

Total income from investment operations	0.00		0.00	0.00	0.01		0.03	0.05

Less Distributions from:
Investment income	0.00	(b)	0.00 (b)	0.00 (b)	(0.01)		(0.03)	(0.05)
Return of capital	—		0.00 (b)	—	—		—	—

Total Distributions	0.00		0.00	0.00	(0.01)		(0.03)	(0.05)

Net Asset Value,
End of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return(c)	0.01%		0.05%	0.11%	0.63%		3.36%	5.33%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$114,789		$181,203	$239,848	$944,997		$823,406	$417,772
Ratios to average net assets:
Expenses net of waivers and reimbursements	0.15	%(d)	0.18%	0.20%	0.20	%(e)	0.19%	0.14%
Expenses before waivers and reimbursements	0.50	%(d)	0.50%	0.40%	0.36%		0.37%	0.34%
Net investment income (net of waivers and reimbursements)	0.01	%(d)	0.04%	0.11%	0.52%		2.93%	5.20%
Net investment income (before waivers and reimbursements)	(0.33	)%(d)	(0.28)%	(0.08)%	0.36%		2.75%	5.00%

(a)	Calculated based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Annualized
(e)	The Money Market Portfolio’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds represented an expense of 0.02% for the year ended August 31, 2009.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio
	Six Months Ended February 29, 2012 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Net Asset Value,
Beginning of period	$9.62		$9.61	$9.61	$9.45	$9.45	$9.43

Income from Investment Operations:
Net investment income(a)(b)	0.02		0.04	0.09	0.19	0.34	0.43
Net realized and unrealized gain on investment transactions	0.00	(c)	0.02	0.02	0.17	0.05	0.06

Total income from investment operations	0.02		0.06	0.11	0.36	0.39	0.49

Less Distributions from:
Investment income(b)	(0.02)		(0.05)	(0.11)	(0.20)	(0.38)	(0.47)
Return of capital	—		—	—	—	(0.01)	—

Total Distributions	(0.02)		(0.05)	(0.11)	(0.20)	(0.39)	(0.47)

Net Asset Value,
End of period	$9.62		$9.62	$9.61	$9.61	$9.45	$9.45

Total Return(d)	0.19%		0.64%	1.11%	3.85%	4.17%	5.35%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$521,744		$563,153	$348,810	$362,641	$336,303	$283,337
Ratios to average net assets:
Expenses net of waivers and reimbursements	0.35	%(e)	0.36%	0.35%	0.35%	0.38%	0.35%
Expenses before waivers and reimbursements	0.35	%(e)	0.36%	0.35%	0.35%	0.41%	0.39%
Net investment income (net of waivers and reimbursements)	0.32	%(e)	0.44%	0.99%	1.96%	3.54%	4.54%
Net investment income (before waivers and reimbursements)	0.32	%(e)	0.44%	0.99%	1.96%	3.51%	4.50%
Portfolio Turnover Rate(f)	51%		193%	237%	179%	162%	107%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Annualized
(f)	There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the year ended August 31, 2007. There were no mortgage dollar roll transactions for the years ended August 31, 2008, 2009, 2010 and 2011 and for the six months ended February 29, 2012.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio
	Six Months Ended February 29, 2012 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008		2007
Net Asset Value,
Beginning of period	$9.79		$9.76	$9.58	$9.44	$9.50		$9.51

Income from Investment Operations:
Net investment income(a)(b)	0.03		0.10	0.19	0.27	0.37		0.41
Net realized and unrealized gain (loss) on investment transactions	0.01		0.04	0.18	0.16	(0.01)		0.03

Total income from investment operations	0.04		0.14	0.37	0.43	0.36		0.44

Less Distributions from:
Investment income(b)	(0.04)		(0.11)	(0.19)	(0.29)	(0.42)		(0.45)
Return of capital	—		—	0.00 (c)	—	—		—

Total Distributions	(0.04)		(0.11)	(0.19)	(0.29)	(0.42)		(0.45)

Net Asset Value,
End of period	$9.79		$9.79	$9.76	$9.58	$9.44		$9.50

Total Return(d)	0.42%		1.49%	3.86%	4.60%	3.83%		4.77%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$483,382		$477,308	$339,138	$386,244	$372,293		$431,246
Ratios to average net assets:
Expenses	0.36	%(e)	0.36%	0.35%	0.34%	0.39	%(f)	0.32%
Net investment income	0.67	%(e)	1.03%	1.91%	2.87%	3.88	%(f)	4.31%
Portfolio Turnover Rate(g)	104%		283%	280%	293%	241%		122%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Annualized
(f)	Custody credits earned in the year ended August 31, 2008 had no effect on ratios.
(g)	There was no effect to the portfolio turnover rate due to mortgage dollar roll transactions for the year ended August 31, 2007. There were no mortgage dollar roll transactions for the years ended August 31, 2008, 2009, 2010 and 2011 and for the six months ended February 29, 2012.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 29, 2012 - (Unaudited)

Note 1. Organization

Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company consisting of three diversified portfolios: Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, “the Portfolios” or individually a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions.

The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act. The Ultra-Short Duration Government and Short Duration Portfolios seek to achieve a high level of current income, consistent with low volatility of principal and relatively low volatility of principal, respectively, by investing in obligations authorized under the Federal Credit Union Act.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level	1 – quoted prices in active markets for identical securities

Level	2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six months ended February 29, 2012, there were no transfers between Level 1 and Level 2 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 29, 2012 is as follows:

	Money Market Portfolio
	Total Market Value at 2/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments*	$108,140,327	$—	$108,140,327	$—

*	Please refer to Schedule of Investments for security type breakout.

	Ultra-Short Duration Government Portfolio
	Total Market Value at 2/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed Securities	$1,510,937	$—	$1,510,937	$—
Collateralized Mortgage Obligations	41,695,121	—	41,695,121	—
Mortgage-Backed Obligations	93,331,462	—	93,331,462	—
Agency Debentures	265,710,670	—	259,249,670	6,461,000
U.S. Treasury Obligations	101,248,368	—	101,248,368	—
U.S. Government- Backed Obligations	11,597,907	—	11,597,907	—
Repurchase Agreement	16,400,000	—	16,400,000	—

	$531,494,465	$—	$525,033,465	$6,461,000

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 29, 2012 - (Unaudited) (continued)

	Short Duration Portfolio
	Total Market Value at 2/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments*	$493,004,816	$—	$493,004,816	$—

*	Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 29, 2012:

Ultra-Short Duration Government Portfolio
Fair Value, as of August 31, 2011	$6,682,500
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	(250,000)
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	28,500

Fair Value, as of February 29, 2012	$6,461,000

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for Portfolio investments. For the six months ended February 29, 2012, there were no transfers in or out of Level 3.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

C. Federal Taxes

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules, which may differ from GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Ultra-Short Duration Government and Short Duration Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to purchase. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

D. Expenses

Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

F. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash

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Notes to Financial Statements

Six Months Ended February 29, 2012 - (Unaudited) (continued)

proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Portfolios did not have when-issued transactions during the six months ended February 29, 2012.

G. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Note 3. Agreements

A. Advisory Agreement

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee (“advisory fee”), computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset Level	Contractual Rate
Money Market	up to $300 million in excess of $300 million	0.20 0.15%
Ultra-Short Duration Government and Short Duration(1)	first $250 million next $250 million in excess of $500 million	0.18 0.16 0.14

(1)	Advisory fee rate is based on the aggregate average net assets of the Ultra-Short Duration Government and Short Duration Portfolios. Fees are charged on a pro rata basis between the Portfolios.

Effective April 6, 2011, GSAM has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.05% of average daily net assets through August 31, 2012. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. Prior to April 6, 2011, GSAM voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. For the six months ended February 29, 2012, GSAM waived advisory fees amounting to $105,132.

B. Administration Agreement

Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 36 major credit unions that are limited partners. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, provides additional administrative services pursuant to an Administration and Accounting Services Agreement. As compensation for services rendered pursuant to their respective Agreements, CUFSLP and BNY Mellon are entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee	BNY Mellon Fee(1)
Money Market	0.10%	0.02%
Ultra-Short Duration Government	0.05	0.02
Short Duration	0.05	0.02

(1)	In addition, there is an annual base fee of $10,000 for the Money Market Portfolio and $50,000 for the Ultra-Short Duration Government and Short Duration Portfolios.

Effective April 8, 2011, CUFSLP has voluntarily agreed to waive its entire administration fee with respect to the Money Market Portfolio through August 31, 2012. This voluntary waiver may be modified or eliminated by CUFSLP in the future at its discretion. Prior to April 8, 2011 CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to annual percentage rates equal to 0.05% of the first $300 million, 0.04% of the next $700 million, 0.03% of the next $1 billion, and 0.02% over $2 billion of the Portfolio’s average daily net assets. For the six months ended February 29, 2012, CUFSLP waived administration fees amounting to $70,088.

C. Other Agreements

CUFSLP has agreed contractually that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) of the Money Market Portfolio exceed 0.20% of the average daily net assets, CUFSLP will either reduce the administration fees otherwise payable or pay such expenses of the Money Market Portfolio. In addition, the Money Market Portfolio is not obligated to reimburse CUFSLP for prior fiscal year expense reimbursements, if any. For the six months ended February 29, 2012, CUFSLP reimbursed Portfolio expenses amounting to $17,140.

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Notes to Financial Statements

Six Months Ended February 29, 2012 - (Unaudited) (continued)

CFS serves as exclusive distributor of shares of the Portfolios. For the six months ended February 29, 2012, CFS had not received any compensation for this service.

BNY Mellon serves as transfer agent of the Portfolios and receives a fee (“transfer agent fee”) from each Portfolio. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

Effective April 11, 2011, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees. The waived fees are allocated to the Money Market Portfolio through August 31, 2012. For the six months ended February 29, 2012, the board waived Trustees’ fees amounting to $16,348.

Effective April 11, 2011, Drinker, Biddle & Reath, LLP (“DBR”), counsel to the Trust, and Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of their legal fees. The waived fees are allocated to the Money Market Portfolio through August 31, 2012. For the six months ended February 29, 2012, DBR and Nisen & Elliott, LLC waived legal fees amounting to $23,725 and $2,686, respectively.

Effective April 11, 2011, Vigilant Compliance Services voluntarily agreed to reduce its fee by 10%. The fee reduction is allocated to the Money Market Portfolio through August 31, 2012. For the six months ended February 29, 2012, Vigilant Compliance Services waived compliance fees amounting to $5,987.

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the Ultra-Short Duration Government and Short Duration Portfolios for the six months ended February 29, 2012 were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Purchases of U.S. Government and agency obligations	$341,920,635	$458,622,980
Purchases (excluding U.S. Government and agency obligations)	14,759,895	24,744,184
Sales or maturities of U.S. Government and agency obligations	217,420,745	461,233,040
Sales or maturities (excluding U.S. Government and agency obligations)	5,759,944	15,904,337

Note 5. Other Matters

Exemptive Order—Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Note 6. Tax Information

As of the Portfolios’ most recent fiscal year end, August 31, 2011, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Timing differences (dividends payable and post October losses)	$(952)	$(480,643)	$(268,542)
Capital loss carryforward(1)	—	(41,649,364)	(16,426,229)

(1)	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

	Money Market Portfolio	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
2012	$—	$(17,328,413)	$—
2013	—	(18,747,166)	(1,204,208)
2014	—	(3,307,602)	(6,143,309)
2015	—	(1,903,494)	(5,253,669)
2016	—	(199,455)	—
2017	—	—	—
2018	—	—	(3,825,043)
2019	—	(163,234)	—

During the fiscal year ended August 31, 2011, the Short Duration Portfolio utilized $1,616,390 of capital loss carryforwards.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Portfolios, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

Note 7. Credit and Concentration Risk

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Ultra-Short Duration Government and Short Duration Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. or, in the case of the Short Duration Portfolio, private mortgage-related securities issued by trusts formed by

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Notes to Financial Statements

Six Months Ended February 29, 2012 - (Unaudited) (continued)

private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

On August 5, 2011, Standard & Poor’s lowered the long-term sovereign credit rating of U.S. Government debt obligations from AAA to AA+. Shortly thereafter, S&P also downgraded the long-term credit ratings of U.S. government-sponsored enterprises. These actions initially have had an adverse effect on financial markets. It is possible that the downgrade of the U.S. Government’s credit rating may create broader financial turmoil and uncertainty, which would weigh heavily on the global financial system. The downgrade could, for example, disrupt money markets and long-term or short-term fixed income markets. These consequences could adversely affect returns on the Portfolios’ investments and their ability to continue to acquire targeted assets on attractive terms. It is not possible to precisely predict the longer-term impact of the downgrade on the financial markets and the participants therein.

Note 8. Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Additional Information (Unaudited)

Expenses – Six Month Period Ended February 29, 2012

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 through February 29, 2012.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Money Market Portfolio				Ultra-Short Duration Government Portfolio				Short Duration Portfolio
	Beginning Account Value 9/1/11	Ending Account Value 2/29/12		Expenses Paid for the 6 months ended 2/29/12*	Beginning Account Value 9/1/11	Ending Account Value 2/29/12		Expenses Paid for the 6 months ended 2/29/12*	Beginning Account Value 9/1/11	Ending Account Value 2/29/12		Expenses Paid for the 6 months ended 2/29/12*
Actual	$1,000.00	$1,000.10		$0.75	$1,000.00	$1,001.90		$1.74	$1,000.00	$1,004.20		$1.79
Hypothetical 5% Return	1,000.00	1,024.12	+	0.75	1,000.00	1,023.12	+	1.76	1,000.00	1,023.07	+	1.81

*	Expenses are calculated using each Portfolio’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value for such period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were 0.15%, 0.35% and 0.36% for the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

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Trustees

James C. Barr, Chairman

Stanley Hollen, Vice Chairman

Robert M. Coen

Rudolf J. Hanley

Gary Oakland

Eugene A. O’Rourke

Wendell A. Sebastian

Officers

Charles W. Filson, President

Jonathan K. Jeffreys, Vice President

Jay E. Johnson, Treasurer

Mary Jo Reilly, Secretary

Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator

Callahan Credit Union Financial Services

    Limited Liability Limited Partnership

Investment Adviser

Goldman Sachs Asset Management, L.P.,

    an affiliate of Goldman, Sachs & Co.

Administrative & Fund Accounting Agent/Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Distributor

Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm

Tait,Weller & Baker LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to unitholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Charles W. Filson
Charles W. Filson, President
(principal executive officer)

Date April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles W. Filson
Charles W. Filson, President
(principal executive officer)

Date April 24, 2012

By (Signature and Title)*	/s/ Jay Johnson
Jay Johnson, Treasurer
(principal financial officer)

Date April 24, 2012

*	Print the name and title of each signing officer under his or her signature.